Revenue from contracts with customers - Schedule of revenue from contract with customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 1,143,820	$ 652,187	$ 273,938
Recognized at a point in time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	1,143,820	652,187	273,938
Sales of goods [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue from contract with customers	$ 1,143,820	$ 652,187	$ 273,938